UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   JUNE 30, 2010


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

NAME:        LUMINUS MANAGEMENT, LLC
ADDRESS:     1700 BROADWAY
             38TH FLOOR
             NEW YORK, NEW YORK 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        Paul Segal
Title:       President
Phone:       212-615-3450

Signature, Place, and Date of Signing:

   Paul Segal              New York, NY            August 16, 2010
----------------         ----------------          ---------------
  [SIGNATURE]             [CITY, STATE]               [DATE]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            40

Form 13F Information Table Value Total:            $1,187,474
                                                  (thousands)

List of Other Included Managers:                   None

FORM 13F INFORMATION TABLE  (3/31/10)

COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7 COLUMN 8
                              TITLE OF                    VALUE      SHRS OR    SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP       (X1000)   PRN AMOUNT PRN CALL DISCRETION MANAGERS SOLE        SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC   COM             02076X102     1,500      44,280    SH          SOLE            44,280        0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS CO INC NEW   COM             030420103    45,375   2,202,689    SH          SOLE         2,202,689        0     0
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                  COM NEW         131347304   138,255  10,869,088    SH          SOLE        10,869,088        0     0
-----------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC        COM             15189T107    37,810   2,873,100    SH          SOLE         2,873,100        0     0
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP               COM             125896100    60,235   4,111,613    SH          SOLE         4,111,613        0     0
-----------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC             COM             20854P109       338      10,000    SH          SOLE            10,000        0     0
-----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                   COM             281020107    45,371   1,430,361    SH          SOLE         1,430,361        0     0
-----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                  COM             28336L109     9,794     881,517    SH          SOLE           881,517        0     0
-----------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                   COM             292764107       371      11,806    SH          SOLE            11,806        0     0
-----------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW              COM             29364G103    44,600     622,732    SH          SOLE           622,732        0     0
-----------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC               COM             336433107    14,229     125,000    SH          SOLE           125,000        0     0
-----------------------------------------------------------------------------------------------------------------------------------
HAWAIIAN ELEC INDUSTRIES      COM             419870100     5,454     239,435    SH          SOLE           239,435        0     0
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL COAL GRP INC N  COM             45928H106     5,410   1,405,185    SH          SOLE         1,405,185        0     0
-----------------------------------------------------------------------------------------------------------------------------------
ITC HLDGS CORP                COM             465685105     6,820     128,900    SH          SOLE           128,900        0     0
-----------------------------------------------------------------------------------------------------------------------------------
JINKOSOLAR HLDG CO LTD        SPONSORED ADR   47759T100     1,940     200,000    SH          SOLE           200,000        0     0
-----------------------------------------------------------------------------------------------------------------------------------
LDK SOLAR CO LTD              NOTE 4.750% 4/1 50183LAB3       158     200,000    SH          SOLE           200,000        0     0
-----------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP            COM             576206106    16,728     611,637    SH          SOLE           611,637        0     0
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL FUEL GAS CO N J      COM             636180101     4,836     105,400    SH          SOLE           105,400        0     0
-----------------------------------------------------------------------------------------------------------------------------------
NEXTERA ENERGY INC            COM             65339F101    38,808     795,900    SH          SOLE           795,900        0     0
-----------------------------------------------------------------------------------------------------------------------------------
NISOURCE INC                  COM             65473P105     6,018     415,000    SH          SOLE           415,000        0     0
-----------------------------------------------------------------------------------------------------------------------------------
NV ENERGY INC                 COM             67073Y106    10,392     879,900    SH          SOLE           879,900        0     0
-----------------------------------------------------------------------------------------------------------------------------------
ORMAT TECHNOLOGIES INC        COM             686688102     3,769     133,210    SH          SOLE           133,210        0     0
-----------------------------------------------------------------------------------------------------------------------------------
PORTLAND GEN ELEC CO          COM NEW         736508847     7,148     389,969    SH          SOLE           389,969        0     0
-----------------------------------------------------------------------------------------------------------------------------------
PPL CORP                      COM             69351T106   110,695   4,436,673    SH          SOLE         4,436,673        0     0
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY INC           COM             743263105    21,254     541,924    SH          SOLE           541,924        0     0
-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC SVC ENTERPRISE GROUP   COM             744573106    76,384   2,438,048    SH          SOLE         2,438,048        0     0
-----------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR           PUT             78462F103    44,385     430,000          PUT   SOLE           430,000        0     0
-----------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR           PUT             78462F103    63,996     620,000          PUT   SOLE           620,000        0     0
-----------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR           PUT             78462F103    52,642     510,000          PUT   SOLE           510,000        0     0
-----------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP                  COM             748356102    19,726     433,624    SH          SOLE           433,624        0     0
-----------------------------------------------------------------------------------------------------------------------------------
RENESOLA LTD                  SPONS ADS       75971T103    13,850   2,319,852    SH          SOLE         2,319,852        0     0
-----------------------------------------------------------------------------------------------------------------------------------
SCANA CORP NEW                COM             80589M102    14,304     400,000    SH          SOLE           400,000        0     0
-----------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY                 COM             816851109    14,456     308,949    SH          SOLE           308,949        0     0
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST GAS CORP            COM             844895102     9,559     324,044    SH          SOLE           324,044        0     0
-----------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP                 COM CL B        867652307     5,233     484,500    SH          SOLE           484,500        0     0
-----------------------------------------------------------------------------------------------------------------------------------
TRANSALTA CORP                COM             89346D107    92,188   4,983,140    SH          SOLE         4,983,140        0     0
-----------------------------------------------------------------------------------------------------------------------------------
TRINA SOLAR LIMITED           SPON ADR        89628E104    21,461   1,241,935    SH          SOLE         1,241,935        0     0
-----------------------------------------------------------------------------------------------------------------------------------
UIL HLDG CORP                 COM             902748102     3,318     132,550    SH          SOLE           132,550        0     0
-----------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP         COM             909205106    99,485   3,296,379    SH          SOLE         3,296,379        0     0
-----------------------------------------------------------------------------------------------------------------------------------
WALTER ENERGY INC             COM             93317Q105    19,182     315,226    SH          SOLE           315,226        0     0
-----------------------------------------------------------------------------------------------------------------------------------



                                                       --------------
                                                           1,187,474
                                                       ==============
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